COLUMBIA FUNDS SERIES TRUST I

COLUMBIA ENERGY AND NATURAL RESOURCES FUND

(the “Fund”)

Supplement dated July 22, 2011 to the

Fund’s prospectuses dated August 1, 2010 and September 27, 2010, as supplemented

1.	Effective July 21, 2011, the section of each prospectus for the Fund entitled “Investment Adviser and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Colin Moore Lead Manager. Service with the Fund since July 2011.

Tom Abrams, CFA Co-manager. Service with the Fund since July 2011.

Josh Kapp, CFA Co-manager. Service with the Fund since July 2011.

2.	Effective July 21, 2011, the table in the section of each prospectus for the Fund entitled “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Colin Moore

Lead Manager. Service with the Fund since July 2011.

Chief Investment Officer of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Moore was associated with the Funds’ previous investment adviser or its predecessors as an investment professional. Mr. Moore began his investment career in 1983 and completed the Investment Management Program at the London Business School.

Tom Abrams, CFA

Co-manager. Service with the Fund since July 2011.

Senior Equity Analyst of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Abrams was associated with the Fund’s previous investment adviser as an investment professional. Mr. Abrams began his investment career in 1984 and earned a B.A. from Hamilton College and an M.B.A. from Cornell University.

Josh Kapp, CFA

Co-manager. Service with the Fund since July 2011.

Senior Equity Analyst of the Adviser. From 2005 until joining the Adviser in May 2010, Mr. Kapp was associated with the Fund’s previous investment adviser as an investment professional. Mr. Kapp began his investment career in 1985 and earned a B.S. from Ohio State University and an M.B.A. from University of Chicago.

Shareholders should retain this Supplement for future reference.

C-1141-2 A (7/11)